Fair Value Measurements (Details) - Schedule of Schedule of Key Inputs into the Monte Carlo Simulation Model - ALVARIUM TIEDEMANN HOLDINGS, INC [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Key Inputs Into The Monte Carlo Simulation [Line Items]
Risk-free interest rate	4.70%	1.30%
Expected term remaining (years)	5 months 15 days	5 years 5 months 26 days
Expected volatility	22.50%	17.50%
Trading stock price	$ 10.91	$ 9.88